NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

10013029

CERTARCA
001-06523

June 30, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Bank of America Corporation
CIK: 0000070858
File Number: 001-06523
Filing: 8-A12B filed 6/28/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on June 28, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Market Index Target-Term Securities®
Linked to the Dow Jones Industrial Average℠, due June 26, 2015

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance